Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	The risk assessment occurs annually, or as business needs change, and covers identification of risks that could act against the Company’s objectives as well as specific risks related to a compromise to the security of data.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity process has been integrated into the Company’s overall risk management system and process, and is solely internally managed.
Cybersecurity Risk Board of Directors Oversight [Text Block]	The oversight of cybersecurity threats is undertaken by our Chief Information Officer (CIO), who holds over 25 years of experience in information technology, and is supported by management.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	To facilitate its monitoring over cybersecurity risks, the Company has engaged a Chief Information Security Officer (CISO) who holds over 7 years of experience in information technology in connection with its cybersecurity process.
Cybersecurity Risk Role of Management [Text Block]	The Company has developed and maintained a cybersecurity risk management program, consisting of cybersecurity policies, procedures, compliance and awareness programs to mitigate risk and to ensure compliance with the principles of Services Organization Control Type 2, or SOC 2, including its tenets of security, availability and confidentiality.
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our audit and investment committee is responsible for cybersecurity oversight and monitoring risk.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true